Share-Based Compensation - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Options Outstanding
Outstanding at beginning of period (in shares)	178,232
Assumed in reverse recapitalization	467,100
Granted (in shares)	1,775,318
Exercised (in shares)	(2,476)
Expired (In shares)	(740)
Forfeited (In shares)	(23,610)
Outstanding at end of period (in shares)	2,393,824
Exercisable (in shares)	654,636
Weighted-Average Exercise Price
Outstanding at beginning of period (in dollars per share)	$ 16.74
Assumed in reverse recapitalization	47.39
Granted (in dollars per share)	18.13
Exercised (in dollars per share)	10.19
Expired (in dollars per share)	21.62
Forfeited (in dollars per share)	38.34
Outstanding at end of period (in dollars per share)	23.54
Exercisable (in dollars per share)	$ 38.08
Weighted-Average Remaining Contractual Term (in years) / Aggregate Intrinsic Value
Weighted Average Remaining Contractual Term (in years), Options Outstanding		8 years 10 months 17 days
Weighted Average Remaining Contractual Term (in years), Options Outstanding	7 years 10 months 24 days
Weighted Average Remaining Contractual Term (in years), Exercisable	3 years 25 days
Aggregate Intrinsic Value, Outstanding		$ 16
Aggregate Intrinsic Value, Outstanding	$ 1
Aggregate Intrinsic Value, Exercisable	$ 1